SCHEDULE OF OPERATING MATURITY ANALYSIS (Details) - CAD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Total undiscounted lease liabilities	$ 605,384
Amount representing interest	(81,524)
Lease liability	523,860	$ 790,023	$ 378,643
Not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Total undiscounted lease liabilities	251,129
Later than one year and not later than three years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Total undiscounted lease liabilities	282,419
Later than four years and not later than five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Total undiscounted lease liabilities	$ 71,836